Cash (Tables)	12 Months Ended
Dec. 31, 2022
Cash [Abstract]
Schedule of cash represent cash on hand and demand deposits placed with banks
	2022	2021
	In thousands of USD
RMB	$22,597	$16,844
HKD	1	1
USD	1	-
Total	$22,599	$16,845